Label	Element	Value
Direxion Daily Uranium Industry Bull 2X Shares | Global X Uranium ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	55.40%
Direxion Daily Uranium Industry Bull 2X Shares | Sprott Uranium Miners ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.00%
Direxion Daily Uranium Industry Bull 2X Shares | VanEck Uranium and Nuclear ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.60%
Direxion Daily Uranium Industry Bull 2X Shares | Nuclear Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Direxion Daily Uranium Industry Bull 2X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	149.90%
Direxion Daily Uranium Industry Bull 2X Shares | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	50.10%